INTANGIBLE ASSETS, NET	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
INTANGIBLE ASSETS, NET

Note 8 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of March 31, 2025 and June 30, 2024:

	As of
	March 31, 2025	June 30, 2024
Royalty	$5,069,636	$4,850,373
Developed games	3,075,690	3,071,227
Copyright	137,800	137,600
Total intangible assets	8,283,126	8,059,200
Less: accumulated amortization	(3,474,679)	(2,766,074)
Intangible assets, net	$4,808,447	$5,293,126

Amortization expenses were $709,698 and currency translation differences were $1,093 for the nine months ended March 31, 2025.

Amortization expenses were $593,117 and currency translation differences were $8,645 for the nine months ended March 31, 2024.

Gamehaus Inc [Member]
INTANGIBLE ASSETS, NET

Note 8 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of June 30, 2024 and 2023:

	As of June 30,
	2024	2023
Royalty	$4,850,373	$4,861,171
Developed games	3,071,227	2,776,440
Copyright	137,600	137,906
Total intangible assets	8,059,200	7,775,517
Less: accumulated amortization	(2,766,074)	(2,008,044)
Intangible assets, net	$5,293,126	$5,767,473

Amortization expenses were $766,923 and currency translation differences were $8,893 for the year ended June 30, 2024.

Amortization expenses were $832,080 and currency translation differences were $134,105 for the year ended June 30, 2023.

For the years ended June 30, 2024 and 2023, the Company did not record any impairment loss of intangible assets.